STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 06, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 05, 2023
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Numbet of vested options		92,601	31,973	59,051
Numbet of vested options		66,658	517,943
Restricted Stock Units (RSUs) [Member] | Employees, Nonemployees and Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted		243,109	865,423
Stock options, vested period		3 years	3 years
Restricted Stock Units (RSUs) [Member] | Employees and Nonemployees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted				431,028
Stock options, vested period				1 year
2014 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant option, outstanding		2,000,000	2,000,000
Number of shares authorized	2,000,000				1,142,857
Award vesting period, description	Options and restricted stock awards granted under the 2014 Plan have vesting schedules with terms of one to three years and become fully exercisable based on specific terms imposed at the date of grant.
Award expiration period	10 years
Unrecognized compensation		$ 0	$ 0
Options exercised, shares			208,031
Exercise price			$ 1.155
Cashless exercise, shares			143,183
Options exercised, value			137,854